DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

CompoSecure Holdings, L.L.C. (“CompoSecure”, or the “Company”) is a manufacturer and designer of complex metal, plastic, composite ID and proprietary financial transaction cards. The Company started operations in 2000 and provides products and services primarily to global financial institutions, plastic card manufacturers, government agencies, system integrators, and security specialists. The Company is located in Somerset, New Jersey.

CompoSecure creates newly innovated, highly differentiated and customized quality financial payment products to support and increase its customer acquisition, customer retention and organic customer spend. CompoSecure’s customers consist primarily of leading international, foreign and domestic banks and other credit card issuers primarily within the United States of America (“U.S.”), Europe, Asia, Latin America, Canada, and the Middle East. CompoSecure has established a leading position in the financial payment card market through nearly over 20 years of innovation and experience and is focused primarily on this attractive subsector of the financial technology market. CompoSecure serves a diverse set of over 20 direct customers and over 80 indirect customers, including some of the largest issuers of credit cards in the U.S.

On June 11, 2020, the Company implemented a holding company reorganization, and as a result, CompoSecure Holdings, L.L.C. became successor to Composecure L.L.C.. Pursuant to the reorganization, CompoSecure Holdings, L.L.C. became a holding company with no business operations of its own. CompoSecure Holdings, L.L.C. has recognized the assets and liabilities of Composecure L.L.C at the carryover basis. The consolidated financial statements of CompoSecure Holdings, L.L.C. present comparative information for prior periods on a consolidated basis, as if both CompoSecure Holdings, L.L.C. and CompoSecure, L.L.C. were under common control for all periods presented.